Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the three months ended March 31,
	2024	2025
Revenue recognized at a point of time	$78,049	$91,930
Revenue recognized over time	7,538	10,665
Revenues	$85,587	$102,595

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:
	December 31,	March 31,
	2024	2025
Balance sheet items, except for equity accounts	7.2993	7.2567

	For the three months ended March 31,
	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1885	7.2728